Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (63,544)	$ (35,835)
Other comprehensive gain (net of tax):
Foreign currency translation gain	0	12
Comprehensive loss	$ (63,544)	$ (35,823)